CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR
Investments available for sale, at fair value, restricted investments	$ 11,796.9	730,463.5		670,603.5
Loans, allowance	$ 740.0	45,823.7	$ 688.2	42,613.2
Equity shares, par value		2.0		2.0
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,414,322,155	2,414,322,155	2,399,050,435	2,399,050,435
Equity shares, outstanding	2,414,322,155	2,414,322,155	2,399,050,435	2,399,050,435